Income taxes - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	11 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 11, 2014
Income Tax Disclosure [Line Items]
Statutory rate of tax	28.30%	29.20%	28.80%
Deferred tax assets	$ 121,838,000	$ 81,504,000		121,838,000
Net operating loss (NOLs) carry forwards	125,978,000	83,331,000		125,978,000
Unremitted earnings	1,500,000	900,000
Ireland [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	12.50%
Ireland [Member] | Weighted Average [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax				12.50%
Luxembourg [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax	29.20%	29.20%	28.80%
Luxembourg [Member] | Weighted Average [Member]
Income Tax Disclosure [Line Items]
Statutory rate of tax					29.20%
Irish [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets	121,900,000			121,900,000
Deferred tax assets dependent upon future book income	19,000,000			19,000,000
Future book income	152,000,000			152,000,000
Net operating loss (NOLs) carry forwards	$ 1,008,000,000	$ 666,700,000		1,008,000,000